ESOP Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Esop Plan [Abstract]
ESOP PLAN

NOTE 10 – ESOP PLAN

The Company has an Employee Stock Ownership Plan (the “ESOP”) which covers all non-union employees.  The Company’s contribution expense for the three months ended September 30, 2014, was $45,000 representing approximately $37,000 for the ESOP principal payment and $8,000 for the ESOP interest. The Company’s contribution expense for the nine months ended September 30, 2014, was $134,000 representing approximately $109,000 for the ESOP principal payment and $25,000 for the ESOP interest.  ESOP shares are allocated to individual employee accounts as the loan obligation of the ESOP to the Company is reduced.  These amounts were previously calculated on an annual basis by an outside, independent financial advisor.   Compensation costs relating to shares released are based on the fair value of shares at the time they are committed to be released.  The unreleased shares are not considered outstanding in the computation of earnings per common share.  ESOP compensation expense consisting of both cash contributions and shares committed to be released for the nine months ended September 30, 2014 was approximately $62,000.  The fair value of the shares was $0.45 per share, based on the average of the daily market closing share price.

NOTE 13 - ESOP PLAN

In December 2003, the Company formed an Employee Stock Ownership Plan (the “ESOP”) and loaned the ESOP $1,950,000 (the “ESOP Note”) that the ESOP Trust (“Trust”) used to acquire 1,128,558 shares of the of the Company’s stock from its former stockholder for $1,300,000 and 564,195 shares from the Company for $650,000.  The ESOP Note bears interest at a rate of 5.25% with annual principal and interest payments and has a 15-year term.  The amount owed to the Company under the Note as of December 31, 2013 and 2012, was $629,000 and $767,000, respectively.  The ESOP Note is reflected in the accompanying consolidated balance sheet as unearned ESOP shares in stockholders’ equity.

The ESOP covers all non-union employees.  Employees are eligible to participate in the Plan after three months of service.  Plan participants start vesting after two years of participation and are fully vested after six years of participation.  ESOP contributions are determined annually by the Board of Directors, and are a minimum $130,000 per year, to repay the ESOP Note held by the Company.  The Company’s contribution expense for the year ended December 31, 2013, was $178,000 representing $138,000 for the ESOP principal payment and $40,000 for the ESOP interest.  The Company’s contribution expense for the year ended December 31, 2012 was $178,000 representing $131,000 for the ESOP principal payment and $47,000 for the ESOP interest.  The ESOP Note is secured by the unallocated Company stock held by the Trust.

ESOP shares are allocated to individual employee accounts as the loan obligation of the ESOP to the Company is reduced.  As of December 31, 2013, the ESOP held 442,736 shares of unallocated Company stock and 1,238,987 shares of allocated Company stock.  As of December 31, 2012, the ESOP held 553,420 shares of unallocated Company stock and 1,128,303 shares of allocated Company stock.  Compensation costs relating to shares released are based on the fair value of shares at the time they are committed to be released.  The unreleased shares are not considered outstanding in the computation of earnings per common share.  Dividends received on ESOP shares are allocated based on shares held for the benefit of each participant and used to purchase additional shares of stock for each participant.  The Company has not received any dividends since the inception of the plan.  ESOP compensation expense consisting of both cash contributions and shares committed to be released for 2013 and 2012 was approximately $133,000 and $173,000, respectively.  For 2013 and 2012, the fair value of the shares was $0.84 and $1.15 per share, based on the average of the daily market closing share price.

ESOP distributions will be made in shares of Company stock, cash or a combination of Company stock and cash at the discretion of the Company.

ESOP shares as of December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012

Allocated shares	1,128,303	1,017,619
Shares committed for allocation	110,684	110,684
Unallocated shares	442,736	553,420
Total ESOP shares	1,681,723	1,681,723

The fair value of the unallocated shares at December 31, 2013 and 2012 was approximately $235,000 and $443,000, based on the closing share price of the Company’s common stock of $0.53 and $0.80, respectively.